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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-58429

Federated Investment Series Funds, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: November 30

Date of reporting period: 7/1/2014 through 6/30/2015

Item 1. Proxy Voting Record.

Federated Investment Series Funds, Inc.

Federated Bond Fund

IssuerName	Country	Meeting Date	Meeting Type	Ticker	SecurityID	SymbolType	ProposalText	Proponent	MgmtReco	VoteCast	FundName	LogicalBallotStatus
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Joseph J. Ashton	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Mary T. Barra	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Stephen J. Girsky	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Linda R. Gooden	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Joseph Jimenez	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Kathryn V. Marinello	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Michael G. Mullen	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect James J. Mulva	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Patricia F. Russo	Mgmt	For	Against	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Thomas M. Schoewe	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Theodore M. Solso	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Elect Carol M. Stephenson	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Ratification of Auditor	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Shareholder Proposal Regarding Independent Board Chairman	ShrHoldr	Against	For	Federated Bond Fund	Voted
General Motors Co.	United States	6/9/2015	Annual	GM	37045V100	CUSIP	Shareholder Proposal Regarding Cumulative Voting	ShrHoldr	Against	Against	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Spencer Abraham	Mgmt	For	Against	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Kirbyjon H. Caldwell	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Lawrence S. Coben	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Howard E. Cosgrove	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect David W. Crane	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Terry G. Dallas	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect William E. Hantke	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Paul W. Hobby	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Edward R. Muller	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Anne C. Schaumburg	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Evan J. Silverstein	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Thomas H. Weidemeyer	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Elect Walter R. Young	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Amendment to the Annual Incentive Plan	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	Federated Bond Fund	Voted
NRG Energy, Inc.	United States	5/7/2015	Annual	NRG	629377508	CUSIP	Ratification of Auditor	Mgmt	For	For	Federated Bond Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Investment Series Funds, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 25, 2015